SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance	$ 3,354,499	$ 3,140,578
Current year addition	491,088	672,263
Expire of NOL	(248,371)	(286,411)
Exchange rate effect	14,253	(171,931)
Balance	$ 3,611,469	$ 3,354,499